PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Solution Income Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 14 .7%
341,698  Schwab U.S. TIPS
ETF
$ 17,822,968
10 .1
90,842  Vanguard FTSE
Developed Markets
ETF
4,557,543
2 .6
60,379  Vanguard Long-Term
Treasury ETF
3,576,852
2 .0
Total Exchange-Traded
Funds
(Cost $25,222,981)
25,957,363
14 .7
MUTUAL FUNDS : 85 .3%
Affiliated Investment Companies : 85 .3%
725,583  Voya Global Bond
Fund - Class R6
5,267,734
3 .0
1,026,790  Voya High Yield Bond
Fund - Class R6
7,064,319
4 .0
4,842,498  Voya Intermediate
Bond Fund - Class R6
42,032,878
23 .8
1,149,783  Voya Large Cap Value
Portfolio - Class R6
7,278,127
4 .1
356,555  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
3,583,381
2 .0
513,078  Voya Multi-Manager
International Equity
Fund - Class I
5,320,614
3 .0
373,354  Voya Multi-Manager
International Factors
Fund - Class I
3,572,995
2 .0
176,829  Voya Multi-Manager
Mid Cap Value Fund
- Class I
1,837,253
1 .1
50,336  Voya Russell Large
Cap Growth Index
- Class I
3,572,856
2 .0
1,697,780  Voya Short Term Bond
Fund - Class R6
15,738,421
8 .9
593,557  Voya U.S. Stock Index
Portfolio - Class I
11,669,339
6 .6
2,220,176  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
20,914,054
11 .8
645,312  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
17,720,260
10 .0
155,332  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
1,789,422
1 .0
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
37,333  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 3,570,562
2 .0
Total Mutual Funds
(Cost $155,390,917)
150,932,215
85 .3
Total Long-Term
Investments
(Cost $180,613,898)
176,889,578
100 .0
Total Investments in
Securities
(Cost $180,613,898) $ 176,889,578 100 .0
Liabilities in Excess
of Other Assets (3,318) 0.0
Net Assets $ 176,886,260 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Solution Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 25,957,363 $ — $ — $ 25,957,363
Mutual Funds 150,932,215 — — 150,932,215
Total Investments, at fair value $ 176,889,578 $ — $ — $ 176,889,578
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 5,499,096 $ 230,609 $ (416,044) $ (45,927) $ 5,267,734 $ 58,416 $ (92,804) $ —
Voya High Yield Bond Fund - Class
R6
7,464,269 153,716 (605,533) 51,867 7,064,319 124,043 (84,807) —
Voya Intermediate Bond Fund -
Class R6
43,208,479 2,855,035 (4,255,167) 224,531 42,032,878 484,666 (768,325) —
Voya Large Cap Value Portfolio -
Class R6
— 7,061,766 (117,051) 333,412 7,278,127 — 2,347 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
3,689,397 113,545 (318,812) 99,251 3,583,381 — 41,072 —
Voya Multi-Manager International
Equity Fund - Class I
3,521,372 1,993,013 (385,950) 192,179 5,320,614 — 7,366 —
Voya Multi-Manager International
Factors Fund - Class I
3,501,566 254,069 (381,656) 199,016 3,572,995 — (19,415) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
1,851,490 1,756 (212,586) 196,593 1,837,253 — (34,428) —
Voya Russell Large Cap Growth
Index - Class I
6,749,542 5,288 (2,721,534) (460,440) 3,572,856 — 1,114,849 —
Voya Short Term Bond Fund -
Class R6
16,258,932 553,055 (1,002,864) (70,702) 15,738,421 180,999 (33,144) —
Voya Small Company Fund - Class
R6
1,942,052 1,185 (1,693,992) (249,245) — — 209,481 —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
11,049,927 7,113 (11,707,352) 650,312 — — (189,289) —
Voya U.S. Stock Index Portfolio -
Class I
4,759,234 6,952,275 (616,861) 574,691 11,669,339 — 96,063 —
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
21,454,710 1,528,403 (2,005,538) (63,521) 20,914,054 — (320,540) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
18,673,616 17,552 (1,999,363) 1,028,455 17,720,260 — (133,131) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
1,848,569 1,756 (358,303) 297,400 1,789,422 — (108,027) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
4,794,756 4,103 (1,713,655) 485,358 3,570,562 — 29,126 —
$ 156,267,007 $ 21,734,239 $ (30,512,261) $ 3,443,230 $ 150,932,215 $ 848,124 $ (283,606) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
3
Voya Solution Income Portfolio
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 5,068,576
Gross Unrealized Depreciation (8,792,896)
Net Unrealized Depreciation $ (3,724,320)